Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Successor
Deferred Tax Assets, Gross	$ 1,122
Net operating loss (NOL) carryforwards expiration year	2037
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	$ 0
Deferred tax liability,Net	3
Successor | Domestic Tax Authority [Member]
Net operating loss (NOL) carryforwards	$ 21
Predecessor
Deferred Tax Assets, Gross		$ 1,995
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax		22
Deferred tax liability,Net		213
Operating Loss Carryforwards, Valuation Allowance		209
Deferred Tax Assets, Other Comprehensive Income		$ 18
Predecessor | Earliest Tax Year [Member]
Net operating loss (NOL) carryforwards expiration year		2035
Predecessor | Latest Tax Year [Member]
Net operating loss (NOL) carryforwards expiration year		2036
Predecessor | Domestic Tax Authority [Member]
Net operating loss (NOL) carryforwards		$ 1,257